Research and Development Expenses	6 Months Ended
Jun. 30, 2024
Research and Development Expenses
Research and Development Expenses

5.Research and Development Expenses

For the six month period ended June 30, 2024, research and development expenses consisted of €44,954 thousand (June 30, 2023: €40,003 thousand) in personnel expenses, including share-based payment expenses; €46,046 thousand (June 30, 2023: €24,509 thousand) expenses incurred by suppliers on behalf of the Group in preparation for certification and serial production of the Lilium Jet; €11,266 thousand (June 30, 2023: €6,762 thousand) of contractor and consulting expenses; €12,466 thousand (June 30, 2023: €2,195 thousand) in testing component and material costs; €6,816 thousand (June 30, 2023: €3,912 thousand) on amortization and depreciation expenses; €3,833 thousand (June 30, 2023: €2,818 thousand) of IT and communication expense and €5,276 thousand (June 30, 2023: €4,096 thousand) on other miscellaneous expenses.